INCOME TAXES - Components of Income Before Taxes (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended		9 Months Ended
	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 07, 2012
Successor
Income Tax Disclosure [Line Items]
United States	$ (39,202)	$ (77,759)	$ (17,312)
Foreign	255	(279)	125
(Loss) income before income taxes	(38,947)	(78,038)	(17,187)
Predecessor
Income Tax Disclosure [Line Items]
United States				23,581
Foreign				627
(Loss) income before income taxes				$ 24,208